Leases (Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Operating lease right-of-use assets	$ 24,714	$ 24,039
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and accrued liabilities	Accounts payable and accrued liabilities
Accounts payable and accrued liabilities	$ 3,537	$ 3,451
Operating lease obligation	22,202	21,804
Total operating lease obligation	25,739	25,255
Finance Leases
Property, plant and equipment, at cost	3,586	3,534
Accumulated depreciation and amortization	(1,361)	(1,296)
Property, plant and equipment, net	$ 2,225	$ 2,238
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant and Equipment – Net	Property, Plant and Equipment – Net
Current portion of long-term debt	$ 189	$ 162
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Debt maturing within one year	Debt maturing within one year
Long-term debt	$ 1,847	$ 1,872
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-Term Debt	Long-Term Debt
Total finance lease obligation	$ 2,036	$ 2,034
Weighted-Average Remaining Lease Term (years), Operating leases	8 years 6 months	8 years 4 months 24 days
Weighted-Average Remaining Lease Term (years), Finance leases	9 years 10 months 24 days	10 years 3 months 18 days
Weighted-Average Discount Rate, Operating leases	4.10%	4.20%
Weighted-Average Discount Rate, Finance leases	8.10%	8.40%